Note 8 - Deferred Share Units (Details Narrative) - Deferred Share Units [Member]	May 31, 2017 shares
Note 12 - Deferred Share Units (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	82,227
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	27,773